SHARE-BASED COMPENSATION (Narrative) (Details)	6 Months Ended
	Jun. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	102,966	[1]
RSUs granted	298,694	[2]
Options and RSUs outstanding at end of period	2,859,890
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	60,484
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted	261,344
Options and RSUs outstanding at end of period	2,561,721

[1]	Includes 60,484 options granted to a director
[2]	Includes 261,344 RSUs granted to certain officers and directors.